GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 66,240	$ 66,172
Less - accumulated amortization	46,038	38,664
Intangible assets, net	20,202	27,508
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	55,922	55,922
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	9,586	9,586
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 732	$ 664